Income Tax (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)
Income Tax [Line Items]
Percentage of profits tax rate	25.00%	25.00%	25.00%	25.00%
Net operating loss carry forwards	¥ 48,654,043		¥ 53,929,686	¥ 86,496,942
Valuation allowances	49,257,980		52,114,383	87,212,118		¥ 107,742,954
Unrecognized tax benefits			3,417,532
Recognized tax position	50.00%	50.00%
Statute of limitations	3 years	3 years
Extension period of statute of limitations	5 years	5 years
Excess of underpayment of tax	¥ 100,000
Maturity of statute of limitation in transfer pricing	10 years	10 years
Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Percentage of profits tax rate	25.00%	25.00%
Uncertain Tax Positions [Member]
Income Tax [Line Items]
Unrecognized tax benefits			3,400,000
HONG KONG
Income Tax [Line Items]
Percentage of profits tax rate	16.50%	16.50%
Assessable profits (in Dollars) | $		$ 2.0
Percentage of statutory income tax rate	8.25%	8.25%
Net operating loss carry forwards	¥ 89,200,000		63,800,000	64,800,000
HONG KONG | Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Percentage of profits tax rate	16.50%	16.50%
Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Percentage of income tax rate	25.00%	25.00%
Percentage of enterprise income tax	25.00%	25.00%
CHINA
Income Tax [Line Items]
Percentage of tax imposed	10.00%	10.00%
CHINA | Variable Interest Entity, Primary Beneficiary [Member]
Income Tax [Line Items]
Net operating loss carry forwards	¥ 135,700,000		¥ 173,500,000	¥ 303,200,000
Chinese Mainland [Member]
Income Tax [Line Items]
Unrecognized tax benefits	¥ 2,900,000